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                                  Law Offices
                             Drinker Biddle & Reath
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                           Telephone: (215) 988-2700
                                 Telex: 834684
                              Fax: (215) 988-2757

                               February 12, 1998

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re: TEMPORARY INVESTMENT FUND, INC.
         FILE NOS. 2-47015 AND 811-2354

Ladies and Gentlemen:

     On behalf of Temporary Investment Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of rule 497 under the 1933 Act would not have differed from those Prospectuses and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 ("PEA #58"), which was filed on January 30, 1998; and (ii) the text of PEA #58 has been filed electronically.

     The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

     (1)  Prospectus dated January 31, 1998 for TempFund;
     (2)  Prospectus dated January 31, 1998 for TempCash;
     (3)  Prospectus dated January 31, 1998 for TempCash offered through USAA
          AMA;
     (4)  Prospectus dated January 31, 1998 for TempCash Dollar Shares;
     (5) Prospectus dated January 31, 1998 for TempCash Dollar Shares offered through the Union Bank of Switzerland; and
     (6) Statement of Additional Information dated January 31, 1998 for TempFund and TempCash.


                              Very truly yours,


                              /s/ Terrance James Reilly
                              -------------------------
                              Terrance James Reilly